Taxation - Reconciliation of Accrued Unrecognized Tax Positions (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 17,259	67,719	16,293
Additions based on tax positions related to the current year	3,169	19,182	8,483
Additions arising from business acquisitions			82,780
Decrease related to prior year tax position	(3,663)	(22,177)	(3,076)
Balance at end of year	$ 11,186	67,719	67,719